Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,490,000
Previously Paid Amount	0.00
Total Fee Amount	228.12
Total Offset Amount	0.00
Net Fee	228.12
Narrative - Max Aggregate Offering Price	$ 1,490,000
Final Prospectus	true